Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Schedule of Intangible Assets

	Client Relationships	Contract Backlog	Software and other	Total
	$	$	$	$
Cost
December 31, 2023	464.1	12.4	64.0	540.5
Additions	—	—	84.4	84.4
Additions arising on acquisitions	137.7	45.8	0.3	183.8
Removal of fully amortized assets	(30.9)	(13.4)	(24.5)	(68.8)
Impact of foreign exchange	31.3	2.0	0.3	33.6
December 31, 2024	602.2	46.8	124.5	773.5
Additions	—	—	37.2	37.2
Additions arising on acquisitions	192.9	61.5	23.7	278.1
Removal of fully amortized assets	(28.4)	(22.7)	(22.6)	(73.7)
Impact of foreign exchange	(4.6)	1.1	(1.0)	(4.5)
December 31, 2025	762.1	86.7	161.8	1,010.6
Accumulated amortization
December 31, 2023	232.7	4.1	38.0	274.8
Amortization	58.5	31.1	34.2	123.8
Removal of fully amortized assets	(30.9)	(13.4)	(24.5)	(68.8)
Impact of foreign exchange	15.7	1.1	(0.1)	16.7
December 31, 2024	276.0	22.9	47.6	346.5
Amortization	67.0	33.6	46.9	147.5
Removal of fully amortized assets	(28.4)	(22.7)	(22.6)	(73.7)
Impact of foreign exchange	(4.6)	0.7	(0.3)	(4.2)
December 31, 2025	310.0	34.5	71.6	416.1
Net book value
December 31, 2024	326.2	23.9	76.9	427.0
December 31, 2025	452.1	52.2	90.2	594.5